Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000250334
Shareholder Report [Line Items]
Fund Name	Efficient Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	EFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Efficient Enhanced Multi-Asset Fund for the period of June 1, 2025 to May 31, 2026.
Additional Information Phone Number	(833) 398-0599
Additional Information Website	https://www.efficient.com/enhanced-multi-asset-fund
Expenses [Text Block]	What were the Fund’s costs for the reporting period? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$220	1.95%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	Since Inception (September 30, 2024)
Efficient Enhanced Multi-Asset Fund - Class I	26.06%	6.01%
S&P 500® Total Return Index	29.78%	19.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,475,598
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 883,441
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$89,475,598
Number of Portfolio Holdings	410
Advisory Fee (net of waivers)	$883,441
Portfolio Turnover	86%

Holdings [Text Block]
Category of Investment Weighting (% of net assets)
Value	Value
U.S. Treasury Obligations	37.8%
Money Market	31.0%
Agency	6.5%
Non U.S. Treasury	3.1%
Other Assets in Excess of Liabilities	21.6%
Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	30.9%
United States Treasury Bill, 0.000%, 10/01/26	9.4%
United States Treasury Bill, 0.000%, 09/17/26	5.5%
United States Treasury Bill, 0.000%, 10/22/26	4.4%
Federal Home Loan Bank Discount Notes, 0.000%, 06/10/26	2.2%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	2.2%
United States Treasury Inflation Indexed Bonds, 2.125%, 01/15/35	2.1%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/34	1.9%
United States Treasury Inflation Indexed Bonds, 1.750%, 01/15/34	1.8%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/32	1.7%

Material Fund Change [Text Block]	No material changes occurred during the year ended May 31, 2026.